Annual Fund Operating Expenses - Easterly Income Opportunities Fund	Nov. 07, 2025
Easterly Income Opportunities Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.31%	[1]
Acquired Fund Fees and Expenses	0.12%	[1]
Expenses (as a percentage of Assets)	1.88%
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	1.65%	[2]
Easterly Income Opportunities Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution or Similar (Non 12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.31%	[1]
Acquired Fund Fees and Expenses	0.12%	[1]
Expenses (as a percentage of Assets)	2.63%
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	2.40%	[2]
Easterly Income Opportunities Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%	[1]
Acquired Fund Fees and Expenses	0.12%	[1]
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(0.23%)
Net Expenses (as a percentage of Assets)	1.40%	[2]
Easterly Income Opportunities Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%	[1]
Acquired Fund Fees and Expenses	0.12%	[1]
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(0.62%)
Net Expenses (as a percentage of Assets)	1.01%	[2]

[1]	Other expenses and interest/dividend expense have been restated to reflect current expenses.
[2]	Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC, the Fund’s investment manager (“Easterly” or the “Adviser”), and the Fund, Easterly has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class A, Class C, Class I and Class R6 do not exceed 1.53%, 2.28%, 1.28%, and 0.89%, respectively. The expense limitation agreement will be in effect through December 31, 2026. This operating expense limitation agreement cannot be terminated during its term. Easterly is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses paid within three (3) years from the date on which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less.